SUBSEQUENT EVENTS - RESTATED	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS - RESTATED

NOTE 27. SUBSEQUENT EVENTS - RESTATED

The Company has evaluated subsequent events through July 15, 2026 the date on which the consolidated financial statements were available to be issued.

On April 14, 2026, pursuant to prior approvals by our board of directors, we filed a Certificate of Change of Name and Amendment to our Memorandum and Articles of Association. The documents changed our corporate name from AlphaTON Capital Corp to Alpha Compute Corp to better reflect the nature of our expanded current business operations in compute and AI infrastructure.

On April 21, 2026, our ordinary shares began trading under the new symbol ALP on the Nasdaq Capital Market.

On May 12, 2026, Alpha Compute Corp (the “Company”) issued a press release announcing the execution of a compute off-take agreement related to a cluster of 504 NVIDIA B200 GPUs.

As previously disclosed, in connection with Alpha Compute Corp’s (the “Company”) September 2025 private placement financing (the “Sept. 2025 Private Placement Financing”), the Company entered into certain Side Letter Agreements (each, a “Side Letter”) with certain investors in the Sept. 2025 Private Placement Financing. The Side Letters granted an irrevocable right and option to these investors to require the Company to repurchase all the ordinary shares of the Company (“Ordinary Shares”) received by the respective investor in exchange for the consideration initially provided by the respective investor to the Company (the “Put Option”). The period in which the Put Option may be exercised varies from six to twelve months, depending on the investor, after the September 25, 2025 closing of the Sept. 2025 Private Placement Financing. On June 22, 2026 two of these investors exercised their Put Options, obligating the Company to transfer to the investors a total of 2,114,583 TON tokens and 5,136,459 USDC tokens (which represents the consideration initially provided by these investors to the Company), with no adjustment for value, in exchange for the repurchase by the Company of a total of 1,095,000 Ordinary Shares and 724,133 Pre-Funded Warrants received by these investors in the Sept. 2025 Private Placement Financing.

On March 19, 2026, the Company entered into a sale and purchase agreement (the “SPA”) with Animoca Brands Limited (“Animoca Brands”) to acquire a 60% controlling equity interest in Ga Mee Global Limited (“GaMee Global”), a company incorporated in Hong Kong and wholly owned subsidiary of Animoca Brands, and certain digital tokens (the “GaMee Transaction”). GAMEE is a gaming and entertainment platform within Telegram's ecosystem and provides the Company with additional distribution and customer acquisition opportunities within the decentralized AI space. Animoca Brands, prior to closing, will conduct a reorganization to transfer 100% of the equity of Gamee Limited, a company incorporated in the United Kingdom (the “UK Company”) to GaMee Global. The UK Company owns the entire equity in Gamee Mobile s.r.o., a company incorporated under the laws of the Czech Republic (the “Czech Company” and together with GaMee Global and the UK Company, “GaMee”). Under the terms of the SPA, at the closing of the GaMee Transaction (“Completion”), the Company has agreed to pay total upfront consideration of $3.5 million (the “Completion Consideration”), comprised of: (i) $1.5 million in cash, and (ii) $2.0 million in equity consideration in the Company, valued at $1.00 per share. The equity portion of the Completion Consideration under subparagraph (ii) is structured as a combination of ordinary shares of the Company (“Ordinary Shares”) and pre-funded warrants exercisable for Ordinary Shares (“Pre-Funded Warrants”). Specifically, at Completion, Animoca Brands will receive: (i) 99,800 Ordinary Shares, and (ii) Pre-Funded Warrants exercisable for 1,900,200 Ordinary Shares, representing the balance of the equity portion of the Completion Consideration. The GaMee Transaction closed on May 27, 2026.